Issued Capital and Reserves - Summary of Accumulated Loss (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Other reserves	£ 7,000,000	£ 7,000,000	£ 7,000,000
Accumulated losses	(111,220,794)	(79,315,920)	(40,579,241)
Accumulated deficit	£ (104,220,794)	£ (72,315,920)	£ (33,579,241)